Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash on hand	$ 9,470	$ 6,603
Bank deposits	12,905,444	16,590,797
Other monetary funds		23,890
Cash and cash equivalents	12,914,914	16,621,290	$ 20,620,478	$ 21,026,103
Renminbi [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	12,914,834	16,620,458
Hong Kong Dollars [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	80	12
United States Dollars [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents		820
Total [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 12,914,914	$ 16,621,290